TAXES (Components of Deferred Tax Liabilities and Assets) (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred tax liabilities:
Vessels and other property		$ 278,672	$ 289,229
Unremitted earnings of foreign subsidiaries		48,856
Prepaid expenditures		23,603	15,816
Other---net		1,422	9,635
Total deferred tax liabilities		352,553	314,680
Deferred tax assets:
Loss carryforwards		153,941	26,419
Employee compensation and benefit plans		15,705	14,263
Financing and professional fees		1,777	4,386
Accrued expenses and other		8,724	5,185
Total deferred tax assets		180,147	50,253
Valuation allowance		35,789	13,538
Net deferred tax assets		144,358	36,715
Net deferred tax liabilities		208,195	277,965
Current deferred tax assets			5,312	$ 5,464
Noncurrent deferred tax liabilities	$ 239,414	208,195	277,965
Net deferred tax liabilities		208,195	277,965
Parent Company [Member]
Deferred tax assets:
Noncurrent deferred tax liabilities		$ 208,432	$ 283,277